Financial income, financial expenses and foreign exchange losses (Tables)	12 Months Ended
Dec. 31, 2023
Detailed Information About Financial Income Financial Expenses And Exchange Gains Or Losses Abstract [Abstract]
Schedule of Detailed Information About Financial Income Financial Expenses And Exchange Gains Or Losses
The following table provides a breakdown for financial income, financial expenses and foreign exchange losses:

	For the years ended December 31,
(€ thousands)	2023	2022	2021
Financial income
Options - Changes in fair value	14,792	470	20,675
Securities	8,652	8,154	17,845
Hedging operations	2,968	241	661
Interest on financial other assets	2,707	1,226	1,881
Interest on financial receivables/loans	187	501	583
Derivative financial instruments	6,767	1,022	2,760
Other financial income	1,209	1,706	1,484
Total financial income	37,282	13,320	45,889

Financial expenses
Options - Changes in fair value	—	(11,426)	(13,391)
Hedging operations	(6,736)	(11,701)	(7,044)
Interest and financial charges for lease liabilities	(17,030)	(9,882)	(8,982)
Warrants - Changes in fair value	(22,909)	(1,171)	(4,137)
Securities	(4,412)	(13,426)	(3,902)
Interest on bank loans and overdrafts	(13,361)	(4,785)	(2,845)
Interest expenses on interest rate swaps	(300)	(1,356)	(2,076)
Other financial expenses	(3,373)	(599)	(1,446)
Total financial expenses	(68,121)	(54,346)	(43,823)

Foreign exchange losses	(5,262)	(7,869)	(7,791)